Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000020399
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Service Class
Trading Symbol	NWTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 18,536,169,576
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 20,464,016
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$18,536,169,576
# of portfolio holdings	77
Total advisory fees paid	$20,464,016
Weighted average maturity	52 days
Weighted average life	97 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	83.9
U.S. Treasury Floating Rate Notes	11.8
U.S. Treasury Notes	4.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	7.6
8-14 days	5.3
15-29 days	16.1
30-59 days	28.0
60-89 days	16.8
90-179 days	13.1
180-269 days	2.9
270+ days	10.2

Material Fund Change [Text Block]
C000150668
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	WOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 18,536,169,576
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 20,464,016
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$18,536,169,576
# of portfolio holdings	77
Total advisory fees paid	$20,464,016
Weighted average maturity	52 days
Weighted average life	97 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	83.9
U.S. Treasury Floating Rate Notes	11.8
U.S. Treasury Notes	4.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	7.6
8-14 days	5.3
15-29 days	16.1
30-59 days	28.0
60-89 days	16.8
90-179 days	13.1
180-269 days	2.9
270+ days	10.2

Material Fund Change [Text Block]
C000246243
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Roberts & Ryan Class
Trading Symbol	RRAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 18,536,169,576
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 20,464,016
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$18,536,169,576
# of portfolio holdings	77
Total advisory fees paid	$20,464,016
Weighted average maturity	52 days
Weighted average life	97 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	83.9
U.S. Treasury Floating Rate Notes	11.8
U.S. Treasury Notes	4.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	7.6
8-14 days	5.3
15-29 days	16.1
30-59 days	28.0
60-89 days	16.8
90-179 days	13.1
180-269 days	2.9
270+ days	10.2

Material Fund Change [Text Block]
C000020398
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Class A
Trading Symbol	WFTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
AssetsNet	$ 18,536,169,576
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 20,464,016
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$18,536,169,576
# of portfolio holdings	77
Total advisory fees paid	$20,464,016
Weighted average maturity	52 days
Weighted average life	97 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	83.9
U.S. Treasury Floating Rate Notes	11.8
U.S. Treasury Notes	4.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	7.6
8-14 days	5.3
15-29 days	16.1
30-59 days	28.0
60-89 days	16.8
90-179 days	13.1
180-269 days	2.9
270+ days	10.2

Material Fund Change [Text Block]
C000086828
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Administrator Class
Trading Symbol	WTRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 18,536,169,576
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 20,464,016
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$18,536,169,576
# of portfolio holdings	77
Total advisory fees paid	$20,464,016
Weighted average maturity	52 days
Weighted average life	97 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	83.9
U.S. Treasury Floating Rate Notes	11.8
U.S. Treasury Notes	4.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	7.6
8-14 days	5.3
15-29 days	16.1
30-59 days	28.0
60-89 days	16.8
90-179 days	13.1
180-269 days	2.9
270+ days	10.2

Material Fund Change [Text Block]
C000020372
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Service Class
Trading Symbol	NWGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 124,017,351,785
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 149,213,907
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

Material Fund Change [Text Block]
C000159700
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Select Class
Trading Symbol	WFFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 124,017,351,785
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 149,213,907
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

Material Fund Change [Text Block]
C000020371
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	GVIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 124,017,351,785
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 149,213,907
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

Material Fund Change [Text Block]
C000221203
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Sweep Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Sweep Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 124,017,351,785
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 149,213,907
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

Material Fund Change [Text Block]
C000246242
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Roberts & Ryan Class
Trading Symbol	RNRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 124,017,351,785
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 149,213,907
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

Material Fund Change [Text Block]
C000020369
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class A
Trading Symbol	WFGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
AssetsNet	$ 124,017,351,785
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 149,213,907
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

Material Fund Change [Text Block]
C000020370
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Administrator Class
Trading Symbol	WGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
AssetsNet	$ 124,017,351,785
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 149,213,907
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

Material Fund Change [Text Block]
C000240629
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Tribal Inclusion Class
Trading Symbol	AGTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Tribal Inclusion Class	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
AssetsNet	$ 124,017,351,785
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 149,213,907
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$124,017,351,785
# of portfolio holdings	347
Total advisory fees paid	$149,213,907
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	45.8
U.S. Treasury securities	34.5
Government agency debt	19.4
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	46.7
8-14 days	2.1
15-29 days	3.2
30-59 days	8.6
60-89 days	6.5
90-179 days	12.2
180-269 days	4.1
270+ days	16.6

Material Fund Change [Text Block]
C000086826
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Service Class
Trading Symbol	WMOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 36,463,344,787
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 42,457,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$36,463,344,787
# of portfolio holdings	317
Total advisory fees paid	$42,457,323
Weighted average maturity	35 days
Weighted average life	63 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	48.0
Certificates of deposit	22.7
Repurchase agreements	18.0
Municipal obligations	10.2
Other instruments	1.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.8
8-14 days	2.7
15-29 days	1.8
30-59 days	10.7
60-89 days	6.5
90-179 days	15.6
180-269 days	7.6
270+ days	4.3

Material Fund Change [Text Block]
C000168181
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Premier Class
Trading Symbol	WMPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
AssetsNet	$ 36,463,344,787
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 42,457,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$36,463,344,787
# of portfolio holdings	317
Total advisory fees paid	$42,457,323
Weighted average maturity	35 days
Weighted average life	63 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	48.0
Certificates of deposit	22.7
Repurchase agreements	18.0
Municipal obligations	10.2
Other instruments	1.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.8
8-14 days	2.7
15-29 days	1.8
30-59 days	10.7
60-89 days	6.5
90-179 days	15.6
180-269 days	7.6
270+ days	4.3

Material Fund Change [Text Block]
C000086827
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
AssetsNet	$ 36,463,344,787
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 42,457,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$36,463,344,787
# of portfolio holdings	317
Total advisory fees paid	$42,457,323
Weighted average maturity	35 days
Weighted average life	63 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	48.0
Certificates of deposit	22.7
Repurchase agreements	18.0
Municipal obligations	10.2
Other instruments	1.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.8
8-14 days	2.7
15-29 days	1.8
30-59 days	10.7
60-89 days	6.5
90-179 days	15.6
180-269 days	7.6
270+ days	4.3

Material Fund Change [Text Block]
C000020379
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class A
Trading Symbol	STGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
AssetsNet	$ 36,463,344,787
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 42,457,323
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$36,463,344,787
# of portfolio holdings	317
Total advisory fees paid	$42,457,323
Weighted average maturity	35 days
Weighted average life	63 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	48.0
Certificates of deposit	22.7
Repurchase agreements	18.0
Municipal obligations	10.2
Other instruments	1.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.8
8-14 days	2.7
15-29 days	1.8
30-59 days	10.7
60-89 days	6.5
90-179 days	15.6
180-269 days	7.6
270+ days	4.3

Material Fund Change [Text Block]
C000020407
Shareholder Report [Line Items]
Fund Name	National Tax-Free Money Market Fund
Class Name	Service Class
Trading Symbol	MMIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
AssetsNet	$ 1,948,523,917
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 1,814,203
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,948,523,917
# of portfolio holdings	259
Total advisory fees paid	$1,814,203
Weighted average maturity	39 days
Weighted average life	39 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bond	48.3
Other municipal debt	33.1
Variable rate demand note	17.6
Treasury repurchase agreement	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	68.0
8-14 days	1.5
15-29 days	3.4
30-59 days	7.6
60-89 days	0.9
90-179 days	15.5
180-269 days	0.8
270+ days	2.3

Material Fund Change [Text Block]
C000020406
Shareholder Report [Line Items]
Fund Name	National Tax-Free Money Market Fund
Class Name	Premier Class
Trading Symbol	WFNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 1,948,523,917
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 1,814,203
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,948,523,917
# of portfolio holdings	259
Total advisory fees paid	$1,814,203
Weighted average maturity	39 days
Weighted average life	39 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bond	48.3
Other municipal debt	33.1
Variable rate demand note	17.6
Treasury repurchase agreement	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	68.0
8-14 days	1.5
15-29 days	3.4
30-59 days	7.6
60-89 days	0.9
90-179 days	15.5
180-269 days	0.8
270+ days	2.3

Material Fund Change [Text Block]
C000020405
Shareholder Report [Line Items]
Fund Name	National Tax-Free Money Market Fund
Class Name	Class A
Trading Symbol	NWMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,948,523,917
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 1,814,203
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,948,523,917
# of portfolio holdings	259
Total advisory fees paid	$1,814,203
Weighted average maturity	39 days
Weighted average life	39 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bond	48.3
Other municipal debt	33.1
Variable rate demand note	17.6
Treasury repurchase agreement	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	68.0
8-14 days	1.5
15-29 days	3.4
30-59 days	7.6
60-89 days	0.9
90-179 days	15.5
180-269 days	0.8
270+ days	2.3

Material Fund Change [Text Block]
C000020404
Shareholder Report [Line Items]
Fund Name	National Tax-Free Money Market Fund
Class Name	Administator Class
Trading Symbol	WNTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administator Class	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,948,523,917
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 1,814,203
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,948,523,917
# of portfolio holdings	259
Total advisory fees paid	$1,814,203
Weighted average maturity	39 days
Weighted average life	39 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bond	48.3
Other municipal debt	33.1
Variable rate demand note	17.6
Treasury repurchase agreement	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	68.0
8-14 days	1.5
15-29 days	3.4
30-59 days	7.6
60-89 days	0.9
90-179 days	15.5
180-269 days	0.8
270+ days	2.3

Material Fund Change [Text Block]
C000246244
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Roberts & Ryan Class
Trading Symbol	RRTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 31,639,284,363
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 38,651,272
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

Material Fund Change [Text Block]
C000020414
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Service Class
Trading Symbol	PRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 31,639,284,363
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 38,651,272
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

Material Fund Change [Text Block]
C000210934
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Select Class
Trading Symbol	WTLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 31,639,284,363
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 38,651,272
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

Material Fund Change [Text Block]
C000020413
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Institutional Class
Trading Symbol	PISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 31,639,284,363
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 38,651,272
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

Material Fund Change [Text Block]
C000020412
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Class A
Trading Symbol	PIVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
AssetsNet	$ 31,639,284,363
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 38,651,272
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

Material Fund Change [Text Block]
C000064992
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Administrator Class
Trading Symbol	WTPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
AssetsNet	$ 31,639,284,363
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 38,651,272
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$31,639,284,363
# of portfolio holdings	100
Total advisory fees paid	$38,651,272
Weighted average maturity	43 days
Weighted average life	91 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	51.3
U.S. Treasury securities	48.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.2
8-14 days	1.4
15-29 days	3.6
30-59 days	5.6
60-89 days	8.5
90-179 days	10.8
180-269 days	3.7
270+ days	13.2

Material Fund Change [Text Block]